Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting
Schedule of reconciliation of the company's net loss

The table below shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under GAAP, to the Company’s net loss in the condensed statements of operations and comprehensive loss (in thousands):

	For the Three Months Ended March 31,
	2025	2024
Direct research and development expenses by program:
TTI-101:
HCC	$437	$1,417
IPF	1,033	616
mBC	—	210
Pre-clinical, CMC, and other (unallocated) (1)	175	356
TTI-109	358	216
Unallocated research and development expense:	—
Personnel costs	858	795
Consultant fees and other costs (2)	250	111
General and administrative expense:
Personnel costs	609	523
Other general and administrative expenses (3)	634	204
Interest income	(275)	(246)
Other expense	5,500	—
Net loss	$(9,579)	$(4,202)
(1)	Pre-clinical, CMC, and other (unallocated) costs includes pre-clinical testing, CMC, and other direct research and development expenses that are not allocated to a specific program.

(2)	Consultant fees and other costs includes expenses incurred for research and development consultants as well as payroll costs for employees within the research and development function.

(3)	Other general and administrative expenses include professional fees, accounting services, rent, and other overhead and administrative expenses.

The table below shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under GAAP, to the Company’s net loss in the statements of operations (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Direct research and development expenses by program:
TTI-101:
HCC	$8,583	$2,127
IPF	6,703	3,210
mBC	2,182	646
Pre-clinical, CMC, and other (unallocated) (1)	969	4,373
TTI-109	1,193	1,466
Unallocated research and development expense:
Personnel costs	2,988	2,900
Consultant fees and other costs (2)	1,032	1,144
General and administrative expense:
Personnel costs	2,085	1,882
Other general and administrative expenses (3)	2,372	917
Interest income	(747)	(1,318)
Other (income) expense, net	2,037	—
Net loss	$(29,397)	$(17,347)
(1)	Pre-clinical, CMC, and other (unallocated) costs includes pre-clinical testing, CMC, and other direct research and development expenses that are not allocated to a specific program.
(2)	Consultant fees and other costs includes expenses incurred for research and development consultants as well as payroll costs for employees within the research and development function.
(3)	Other general and administrative expenses include professional fees, accounting services, rent, and other overhead and administrative expenses.